Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of financial data of reportable segments

The following table reflects certain financial data of the Company’s segments for the three and nine months ended September 30, 2018 and 2017 and as of September 30, 2018 and December 31, 2017 (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
Revenues:
TES	280,335	260,536	$906,439	$750,820
LTL	113,948	117,618	344,237	348,362
Ascent	145,632	145,296	425,205	438,856
Eliminations	(3,331)	(2,017)	(11,287)	(7,106)

Total	$536,584	$521,433	$1,664,594	$1,530,932

Operating (loss) income:
TES(1)	(787)	(1,735)	$2,863	$—
LTL	(5,040)	(8,169)	(17,467)	(14,154)
Ascent	7,474	1,531	21,495	16,383
Corporate(2)	(12,468)	19,659	(42,517)	(16,346)

Total	$(10,821)	$11,286	$(35,626)	$(14,117)
Interest expense	35,798	10,502	79,573	45,382
Loss from debt extinguishment	—	6,049	—	15,876

Loss before income taxes	$(46,619)	$(5,265)	$(115,199)	$(75,375)

Depreciation and amortization:
TES	6,456	6,484	$18,993	$18,957
LTL	876	924	2,689	2,838
Ascent	1,183	1,471	3,539	4,758
Corporate	1,099	440	2,582	1,281

Total	$9,614	$9,319	$27,803	$27,834

Capital expenditures:(3)
TES	2,477	1,924	$8,414	$7,315
LTL	505	270	760	901
Ascent	496	550	1,205	1,121
Corporate	16,719	1,190	31,653	1,875

Total	$20,197	$3,934	$42,032	$11,212

	September 30, 2018	December 31, 2017
Assets:
TES	$403,575	$458,945
LTL	78,410	79,065
Ascent	273,298	271,400
Corporate	109,630	68,445
Eliminations(4)	(1,717)	(1,812)

Total	$863,196	$876,043

(1)	Operations restructuring charges of $4.7 million are included within TES for the nine months ended September 30, 2018. See Note 14 for additional information.
(2)	Gain from sale of Unitrans of $35.4 million is included within Corporate for the three and nine months ended September 30, 2017.
(3)	Includes non-cash capital leases and capital expenditures not yet paid.
(4)	Eliminations represents intercompany trade receivable balances between the three segments.

The following table reflects certain financial data of the Company’s segments (in thousands):

	Year Ended December 31,
	2017	2016	2015
Revenues:
TES	$1,067,145	$990,665	$833,430
LTL	463,519	461,540	515,328
Ascent	570,223	597,159	673,574
Eliminations	(9,596)	(16,164)	(30,166)

Total	$2,091,291	$2,033,200	$1,992,166

Impairment charges:
TES	$—	$133,988	$—
LTL	—	197,312	—
Ascent	4,402	42,361	—

Total	$4,402	$373,661	$—

Operating (loss) income:
TES	$5,989	$(116,545)	$47,891
LTL	(26,383)	(203,600)	15,438
Ascent	22,493	(28,148)	32,414
Corporate(1)	(38,551)	(55,481)	(33,372)

Total	(36,452)	(403,774)	62,371
Interest expense	64,049	22,827	19,439
Loss on early extinguishment of debt	15,876	—	—

(Loss) income before income taxes	$(116,377)	$(426,601)	$42,932

Depreciation and amortization:
TES	$25,535	$25,872	$21,040
LTL	4,353	4,052	2,801
Ascent	5,965	6,688	6,449
Corporate	1,894	1,533	1,336

Total	$37,747	$38,145	$31,626

Capital expenditures:
TES	$11,833	$7,978	$44,606
LTL	1,641	4,051	11,367
Ascent	1,397	5,465	4,350
Corporate	6,839	79	2,078

Total	$21,710	$17,573	$62,401

(1)	Gain from sale of Unitrans of $35.4 million is included within Corporate for the year ended December 31, 2017.

	December 31,
	2017	2016	2015
Total assets:
TES	$458,945	$436,237	$559,716
LTL	79,065	129,899	330,203
Ascent	271,400	366,894	414,740
Corporate	68,445	3,488	8,056
Eliminations(1)	(1,812)	(2,964)	(4,962)

Total	$876,043	$933,554	$1,307,753

(1)	Eliminations represents intercompany trade receivable balances between the three segments.